UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Bahl & Gaynor Dividend ETF
BGDV (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Bahl & Gaynor Dividend ETF for the period of December 11, 2024 to December 31, 2024. You can find additional information about the Fund at https://etf.bahl-gaynor.com/bgdv/. You can also request this information by contacting us at (855) 994-1711.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Dividend ETF	$3	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Bahl & Gaynor Dividend ETF (“BGDV” or the “Fund”) returned -2.34% (NAV) since its inception, 12/11/2024, through the period ended 12/31/2024. Over the same period, the S&P 500 returned -3.26%.
The Fund’s large cap core approach seeks to provide current income that rises over the long-term. The Fund typically invests in high-quality, large market capitalization companies that have historically exhibited the ability to compound capital and dividends at attractive growth rates.
The views in this letter were as of December 31, 2024, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Top Contributors
↑
From a sector perspective, Information Technology, Health Care, and Communication Services contributed positively to Fund performance versus the S&P 500 for the period since inception 12/11/2024 through 12/31/2024.

↑	Top position contributors included Broadcom (AVGO), Microsoft (MSFT), and Abbvie (ABBV) relative to the S&P 500 benchmark for the period since inception 12/11/2024 through 12/31/2024.

Top Detractors
↓	From a sector perspective, Industrials, Financials, and Energy contributed negatively to Fund performance versus the S&P 500 for the period since inception 12/11/2024 through 12/31/2024.
↓	Top position detractors included Cintas (CTAS), Apple (AAPL), and Carlisle (CSL) relative to the S&P 500 benchmark for the period since inception 12/11/2024 through 12/31/2024.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Bahl & Gaynor Dividend ETF	PAGE 1	TSR-AR-268961505

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/11/2024)
Bahl & Gaynor Dividend ETF NAV	-2.34
S&P 500 TR	-3.26
Visit https://etf.bahl-gaynor.com/bgdv/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$658,364,656
Number of Holdings	69
Net Advisory Fee	$164,115
Portfolio Turnover	2%
30-Day SEC Yield	1.00%
30-Day SEC Yield Unsubsidized	1.00%
Visit https://etf.bahl-gaynor.com/bgdv/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Issuers	(% of Net Assets)
Broadcom, Inc.	8.3%
Eli Lilly & Company	5.3%
Cintas Corporation	3.7%
Broadridge Financial Solutions, Inc.	3.7%
Motorola Solutions, Inc.	3.5%
Marsh & McLennan Companies, Inc.	3.5%
AbbVie, Inc.	3.5%
TJX Companies, Inc.	3.0%
Home Depot, Inc.	2.9%
NextEra Energy, Inc.	2.8%

Top Sectors	(% of Net Assets)
Information Technology	20.6%
Industrials	17.5%
Health Care	15.9%
Financials	14.6%
Consumer Discretionary	7.3%
Consumer Staples	7.2%
Energy	6.1%
Utilities	5.2%
Materials	2.9%
Cash & Other	2.7%
Other Material Fund Changes:
The Bahl & Gaynor Dividend ETF launched on December 11, 2024.
MANAGED DISTRIBUTIONS
The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etf.bahl-gaynor.com/bgdv/.
Bahl & Gaynor Dividend ETF	PAGE 2	TSR-AR-268961505

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Bahl & Gaynor Investment Counsel documents not be householded, please contact Bahl & Gaynor Investment Counsel at (855) 994-1711, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Bahl & Gaynor Investment Counsel or your financial intermediary.
Bahl & Gaynor Dividend ETF	PAGE 3	TSR-AR-268961505

Bahl & Gaynor Income Growth ETF
BGIG (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Bahl & Gaynor Income Growth ETF for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://etf.bahl-gaynor.com/bgig/. You can also request this information by contacting us at (855) 994-1711.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Income Growth ETF	$49	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Bahl & Gaynor Income Growth ETF (“BGIG” or the “Fund”) returned +16.87% (NAV) for the one-year period ended 12/31/2024. Over the same period, the S&P 500 returned +25.02%.
The Fund’s large cap core approach seeks to provide high current income that rises over time. The Fund typically invests in high-quality, large market capitalization companies that have historically exhibited the ability to compound capital and dividends at attractive growth rates.
There were 48 portfolio dividend increases during the one-year period ended 12/31/2024. The weighted average one-year dividend growth rate of the portfolio’s underlying holdings as of 12/31/2024 was 8.1%.
The Fund outperformed versus its investible universe of S&P 500 stocks yielding 2.0% or greater, which returned +14.75%. However, that cohort of stocks underperformed non-dividend payers, which returned +30.46% during the one-year period ended 12/31/2024.
The views in this letter were as of December 31, 2024, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Top Contributors
↑	From a sector perspective, Health Care, Energy and Information Technology contributed positively to Fund performance versus the S&P 500 for the one-year period ended 12/31/2024.
↑	Top position contributors included Broadcom (AVGO), Williams Companies (WMB), and Microsoft (MSFT) relative to the S&P 500 benchmark for the one-year period ended 12/31/2024.

Top Detractors
↓	From a sector perspective, Consumer Staples, Consumer Discretionary and Communication Services contributed negatively to Fund performance versus the S&P 500 for the one-year period ended 12/31/2024.
↓	Top position detractors included Mondelez (MDLZ), Merck (MRK), and PepsiCo (PEP) relative to the S&P 500 benchmark for the one-year period ended 12/31/2024.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Bahl & Gaynor Income Growth ETF	PAGE 1	TSR-AR-26922B527

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/14/2023)
Bahl & Gaynor Income Growth ETF NAV	16.87	15.69
S&P 500 TR	25.02	24.59
Visit https://etf.bahl-gaynor.com/bgig/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$166,132,204
Number of Holdings	54
Net Advisory Fee	$642,502
Portfolio Turnover	15%
30-Day SEC Yield	2.13%
30-Day SEC Yield Unsubsidized	2.13%
Visit https://etf.bahl-gaynor.com/bgig/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Issuers	(% of Net Assets)
Broadcom, Inc.	8.5%
Eli Lilly & Company	4.7%
AbbVie, Inc.	4.1%
Williams Companies, Inc.	3.8%
Merck & Company, Inc.	3.6%
Procter & Gamble Company	3.5%
Mondelez International, Inc.	3.2%
Travelers Companies, Inc.	3.1%
PepsiCo, Inc.	3.1%
PNC Financial Services Group, Inc.	3.0%

Top Sectors	(% of Net Assets)
Information Technology	19.6%
Health Care	14.1%
Financials	12.9%
Industrials	12.6%
Energy	11.2%
Consumer Staples	11.2%
Utilities	7.8%
Consumer Discretionary	5.7%
Real Estate	2.7%
Cash & Other	2.2%
MANAGED DISTRIBUTIONS
The Fund seeks to generate meaningful current income that grows over time. The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses. To date, the Fund’s distribution policy has not resulted in a distribution of capital.
Bahl & Gaynor Income Growth ETF	PAGE 2	TSR-AR-26922B527

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etf.bahl-gaynor.com/bgig/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Bahl & Gaynor Investment Counsel documents not be householded, please contact Bahl & Gaynor Investment Counsel at (855) 994-1711, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Bahl & Gaynor Investment Counsel or your financial intermediary.
Bahl & Gaynor Income Growth ETF	PAGE 3	TSR-AR-26922B527

Bahl & Gaynor Small Cap Dividend ETF
SCDV (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Bahl & Gaynor Small Cap Dividend ETF for the period of December 11, 2024 to December 31, 2024. You can find additional information about the Fund at https://etf.bahl-gaynor.com/scdv/. You can also request this information by contacting us at (855) 994-1711.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Small Cap Dividend ETF	$4	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Bahl & Gaynor Small Cap Dividend ETF (“SCDV” or the “Fund”) returned -6.88% (NAV) since its inception, 12/11/2024, through the period ended 12/31/2024. Over the same period, the S&P 500 returned -3.26% and the Russell 2000 Index returned -6.75%.
The Fund’s small cap core approach seeks to provide current income that rises over the long-term. The Fund typically invests in high-quality, small market capitalization companies that have historically exhibited the ability to compound capital and dividends at attractive growth rates.
The views in this letter were as of December 31, 2024, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Top Contributors
↑
From a sector perspective, Financials, Health Care and Communication Services contributed positively to Fund performance versus the Russell 2000 for the period since inception 12/11/2024 through 12/31/2024.

↑	Top position contributors included Victory Capital (VCTR), Chemed (CHE), and Curtiss-Wright (CW) relative to the Russell 2000 benchmark for the period since inception 12/11/2024 through 12/31/2024.

Top Detractors
↓
From a sector perspective, Industrials, Information Technology, and Consumer Staples contributed negatively to Fund performance versus the Russell 2000 for the period since inception 12/11/2024 through 12/31/2024.

↓	Top position detractors included AAON, Inc. (AAON), UFP Industries (UFPI), and Avient (AVNT) relative to the Russell 2000 benchmark for the period since inception 12/11/2024 through 12/31/2024.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Bahl & Gaynor Small Cap Dividend ETF	PAGE 1	TSR-AR-268961604

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/11/2024)
Bahl & Gaynor Small Cap Dividend ETF NAV	-6.88
S&P 500 TR	-3.26
Russell 2000 Total Return Index	-6.75
Visit https://etf.bahl-gaynor.com/scdv/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$95,479,221
Number of Holdings	55
Net Advisory Fee	$37,676
Portfolio Turnover	1%
30-Day SEC Yield	0.41%
30-Day SEC Yield Unsubsidized	0.41%
Visit https://etf.bahl-gaynor.com/scdv/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Issuers	(% of Net Assets)
Ensign Group, Inc.	6.0%
Curtiss-Wright Corporation	5.8%
Victory Capital Holdings, Inc.	5.8%
Chemed Corporation	4.9%
Evercore, Inc.	4.8%
AAON, Inc.	4.7%
Tetra Tech, Inc.	4.7%
Federal Signal Corporation	4.4%
MSA Safety, Inc.	3.3%
Enpro, Inc.	3.3%

Top Sectors	(% of Net Assets)
Industrials	32.9%
Health Care	18.5%
Financials	15.9%
Consumer Staples	7.7%
Materials	7.4%
Information Technology	5.7%
Consumer Discretionary	5.5%
Utilities	2.7%
Real Estate	2.4%
Cash & Other	1.3%
Other Material Fund Changes:
The Bahl & Gaynor Small Cap Dividend ETF launched on December 11, 2024.
Bahl & Gaynor Small Cap Dividend ETF	PAGE 2	TSR-AR-268961604

MANAGED DISTRIBUTIONS
The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etf.bahl-gaynor.com/scdv/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Bahl & Gaynor Investment Counsel documents not be householded, please contact Bahl & Gaynor Investment Counsel at (855) 994-1711, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Bahl & Gaynor Investment Counsel or your financial intermediary.
Bahl & Gaynor Small Cap Dividend ETF	PAGE 3	TSR-AR-268961604

Bahl & Gaynor Small/Mid Cap Income Growth ETF
SMIG (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Bahl & Gaynor Small/Mid Cap Income Growth ETF for the period of November 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://etf.bahl-gaynor.com/smig/. You can also request this information by contacting us at (855) 994-1711.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$60	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Bahl & Gaynor Small/Mid Cap Income Growth ETF (“SMIG” or the “Fund”) returned -0.74% (NAV) for the period 11/1/2024 to 12/31/2024. Over the same period, the S&P 500 returned +3.35% and the Russell 2500 increased +1.56%.
The Fund’s small/mid-cap core approach seeks to provide high current income that rises over time. The Fund typically invests in high-quality small/mid-size companies that have historically exhibited an ability to compound capital and dividends at attractive growth rates.
The views in this letter were as of December 31, 2024, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Top Contributors
↑	From a sector perspective, Health Care, Energy and Financials contributed positively to Fund performance versus the Russell 2500 for the two-month period ended 12/31/2024.
↑	Top position contributors included Victory Capital (VCTR), Targa Resources (TRGP), and Interparfums (IPAR) relative to the Russell 2500 benchmark for the two-month period ended 12/31/2024.

Top Detractors
↓	From a sector perspective, Industrials, Information Technology, and Consumer Discretionary contributed negatively to Fund performance versus the Russell 2500 for the two-month period ended 12/31/2024.
↓	Top position detractors included Avery Dennison (AVY), Avient (AVNT), and CBOE Global Markets (CBOE) relative to the Russell 2500 benchmark for the two-month period ended 12/31/2024.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Bahl & Gaynor Small/Mid Cap Income Growth ETF	PAGE 1	TSR-AR-26922B832

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/25/2021)
Bahl & Gaynor Small/Mid Cap Income Growth ETF NAV	17.56	6.47
S&P 500 TR	25.02	10.02
Russell 2500 Total Return	12.00	2.61
Visit https://etf.bahl-gaynor.com/smig/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$743,053,722
Number of Holdings	47
Net Advisory Fee	$717,878
Portfolio Turnover	4%
30-Day SEC Yield	1.75%
30-Day SEC Yield Unsubsidized	1.75%
Visit https://etf.bahl-gaynor.com/smig/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Issuers	(% of Net Assets)
Victory Capital Holdings, Inc.	5.6%
Targa Resources Corporation	4.8%
Broadridge Financial Solutions, Inc.	4.4%
Snap-on, Inc.	4.2%
Hubbell, Inc.	4.2%
Packaging Corporation of America	4.1%
Hartford Financial Services Group, Inc.	3.8%
Booz Allen Hamilton Holding Corporation	3.7%
Evercore, Inc.	3.7%
Watsco, Inc.	3.6%

Top Sectors	(% of Net Assets)
Industrials	20.8%
Financials	19.8%
Materials	10.1%
Utilities	8.8%
Health Care	7.7%
Energy	7.7%
Consumer Discretionary	7.1%
Information Technology	6.5%
Consumer Staples	5.9%
Cash & Other	5.6%
Other Material Fund Changes:
Effective December 31, 2024, the Bahl & Gaynor Small/Mid Cap Income Growth ETF’s fiscal year end changed from October 31 to December 31.
Bahl & Gaynor Small/Mid Cap Income Growth ETF	PAGE 2	TSR-AR-26922B832

MANAGED DISTRIBUTIONS
The Fund seeks to generate meaningful current income that grows over time. The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses. To date, the Fund’s distribution policy has not resulted in a distribution of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etf.bahl-gaynor.com/smig/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Bahl & Gaynor Investment Counsel documents not be householded, please contact Bahl & Gaynor Investment Counsel at (855) 994-1711, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Bahl & Gaynor Investment Counsel or your financial intermediary.
Bahl & Gaynor Small/Mid Cap Income Growth ETF	PAGE 3	TSR-AR-26922B832

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2024	FYE 10/31/2024	FYE 12/31/2023
(a) Audit Fees	$ 53,500	$ 14,500	$14,500
(b) Audit-Related Fees	$ 0	$ 0	$0
(c) Tax Fees	$ 12,600	$ 3,500	$3,500
(d) All Other Fees	$ 0	$ 0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2024	FYE 10/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%	0%
Tax Fees	0%	0%	0%
All Other Fees	0%	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2024	FYE 10/31/2024	FYE 12/31/2023
Registrant	N/A	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Bahl & Gaynor Dividend ETF (Ticker: BGDV)
Bahl & Gaynor Income Growth ETF (Ticker: BGIG)
Bahl & Gaynor Small Cap Dividend ETF (Ticker: SCDV)
Bahl & Gaynor Small/Mid Cap Income Growth ETF (Ticker: SMIG)
Annual Financial Statements and Additional Information
December 31, 2024

Bahl & Gaynor Dividend ETF
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 1.6%
Alphabet, Inc. - Class C	2,450	$466,578
Meta Platforms, Inc. - Class A	16,961	9,930,835
		10,397,413
Consumer Discretionary - 7.3%
DR Horton, Inc.	22,021	3,078,976
Home Depot, Inc.	49,477	19,246,058
Starbucks Corporation	62,568	5,709,330
TJX Companies, Inc.	163,377	19,737,576
		47,771,940
Consumer Staples - 7.2%
Hershey Company	14,614	2,474,881
Keurig Dr Pepper, Inc.	118,043	3,791,541
Mondelez International, Inc. - Class A	287,570	17,176,556
PepsiCo, Inc.	80,524	12,244,480
Procter & Gamble Company	68,114	11,419,312
		47,106,770
Energy - 6.1%
Chevron Corporation	71,782	10,396,905
Phillips 66	33,120	3,773,361
Targa Resources Corporation	72,750	12,985,875
Williams Companies, Inc.	238,390	12,901,667
		40,057,808
Financials - 14.6%
American Financial Group, Inc.	34,023	4,658,769
Apollo Global Management, Inc.	53,586	8,850,264
Bank of America Corporation	28,937	1,271,781
Blackrock, Inc.	375	384,416
Cboe Global Markets, Inc.	21,759	4,251,709
CME Group, Inc.	11,672	2,710,589
Evercore, Inc. - Class A	31,292	8,673,830
Hartford Financial Services Group, Inc.	113,401	12,406,069
JPMorgan Chase & Company	59,329	14,221,755
KKR & Company, Inc.	46,495	6,877,075
Marsh & McLennan Companies, Inc.	108,145	22,971,079
PNC Financial Services Group, Inc.	1,573	303,353
Travelers Companies, Inc.	36,097	8,695,406
		96,276,095
Health Care - 15.9%
Abbott Laboratories	4,922	556,727
AbbVie, Inc.	128,912	22,907,662
Eli Lilly & Company	45,286	34,960,792
Merck & Company, Inc.	132,564	13,187,467
Stryker Corporation	37,511	13,505,836
UnitedHealth Group, Inc.	30,666	15,512,703
Zoetis, Inc.	26,551	4,325,954
		104,957,141

	Shares	Value
Industrials - 17.5%
Automatic Data Processing, Inc.	24,399	$7,142,319
Booz Allen Hamilton Holding Corporation	76,451	9,839,244
Broadridge Financial Solutions, Inc.	106,850	24,157,717
Carlisle Companies, Inc.	31,298	11,543,954
Cintas Corporation	133,479	24,386,613
Eaton Corporation PLC	2,162	717,503
Illinois Tool Works, Inc.	2,945	746,734
L3Harris Technologies, Inc.	22,759	4,785,763
Northrop Grumman Corporation	11,619	5,452,681
Otis Worldwide Corporation	66,818	6,188,015
Snap-on, Inc.	8,428	2,861,137
Union Pacific Corporation	26,469	6,035,991
Waste Management, Inc.	59,323	11,970,788
		115,828,459
Information Technology - 20.6%
Accenture PLC - Class A	38,143	13,418,326
Analog Devices, Inc.	36,535	7,762,226
Apple, Inc.	3,103	777,053
Broadcom, Inc.	235,993	54,712,617
CDW Corporation	15,754	2,741,826
Dell Technologies, Inc. - Class C	73,224	8,438,334
KLA Corporation	4,626	2,914,935
Microsoft Corporation	4,493	1,893,800
Motorola Solutions, Inc.	49,861	23,047,250
Oracle Corporation	32,132	5,354,476
QUALCOMM, Inc.	35,425	5,441,989
Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	41,800	8,255,082
Texas Instruments, Inc.	2,899	543,592
		135,301,506
Materials - 2.9%
Air Products and Chemicals, Inc.	48,045	13,934,972
Avery Dennison Corporation	25,998	4,865,006
		18,799,978
Real Estate - 0.8%
Prologis, Inc.	50,553	5,343,452
Utilities - 5.2%
CMS Energy Corporation	64,617	4,306,723
NextEra Energy, Inc.	254,634	18,254,711
Sempra	132,636	11,634,830
		34,196,264
TOTAL COMMON STOCKS (Cost $424,557,759)		656,036,826

The accompanying notes are an integral part of these financial statements.

1

Bahl & Gaynor Dividend ETF
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bills - 0.4%
4.24%, 03/27/2025(a)	$2,530,000	$2,505,296
4.27%, 04/03/2025(a)	190,000	187,973
TOTAL SHORT-TERM INVESTMENTS (Cost $2,692,981)		2,693,269
TOTAL INVESTMENTS - 100.1% (Cost $427,250,740)		$658,730,095
Liabilities in Excess of Other Assets - (0.1)%		(365,439)
TOTAL NET ASSETS - 100.0%		$658,364,656

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Zero coupon bond, the rate shown is the annualized yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

2

Bahl & Gaynor Income Growth ETF
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 99.7%
Consumer Discretionary - 5.7%
Home Depot, Inc.	11,986	$4,662,434
McDonald’s Corporation	16,767	4,860,586
		9,523,020
Consumer Staples - 11.2%
Keurig Dr Pepper, Inc.	68,714	2,207,094
Mondelez International, Inc. - Class A	89,795	5,363,455
PepsiCo, Inc.	34,204	5,201,060
Procter & Gamble Company	34,688	5,815,443
		18,587,052
Energy - 11.2%
Chevron Corporation	27,096	3,924,585
Exxon Mobil Corporation	18,852	2,027,910
Kinder Morgan, Inc.	66,168	1,813,003
ONEOK, Inc.	19,397	1,947,459
Phillips 66	23,214	2,644,771
Williams Companies, Inc.	117,021	6,333,176
		18,690,904
Financials - 12.9%
CME Group, Inc.	10,839	2,517,141
JPMorgan Chase & Company	17,182	4,118,697
Marsh & McLennan Companies, Inc.	21,662	4,601,226
PNC Financial Services Group, Inc.	25,764	4,968,587
Travelers Companies, Inc.	21,685	5,223,700
		21,429,351
Health Care - 14.1%
AbbVie, Inc.	38,576	6,854,955
Eli Lilly & Company	10,033	7,745,476
Johnson & Johnson	19,916	2,880,252
Merck & Company, Inc.	59,974	5,966,214
		23,446,897
Industrials - 12.6%
Automatic Data Processing, Inc.	13,980	4,092,365
Eaton Corporation PLC	13,525	4,488,542
Fastenal Company	14,886	1,070,452
General Dynamics Corporation	4,857	1,279,771
Illinois Tool Works, Inc.	8,703	2,206,733
Lockheed Martin Corporation	6,091	2,959,860
Paychex, Inc.	19,680	2,759,530
RTX Corporation	11,162	1,291,667
United Parcel Service, Inc. - Class B	6,206	782,576
		20,931,496
Information Technology - 19.6%
Broadcom, Inc.	61,266	14,203,909
Cisco Systems, Inc.	17,130	1,014,096
Corning, Inc.	54,157	2,573,541
Dell Technologies, Inc. - Class C	23,071	2,658,702
HP, Inc.	44,664	1,457,386

	Shares	Value
Microsoft Corporation	11,746	$4,950,939
QUALCOMM, Inc.	12,116	1,861,260
Texas Instruments, Inc.	20,486	3,841,330
		32,561,163
Materials - 1.9%
Air Products and Chemicals, Inc.	10,621	3,080,515
Real Estate - 2.7%
Prologis, Inc.	14,565	1,539,520
Realty Income Corporation	55,212	2,948,873
		4,488,393
Utilities - 7.8%
NextEra Energy, Inc.	66,238	4,748,602
PPL Corporation	80,616	2,616,796
Sempra	44,199	3,877,136
WEC Energy Group, Inc.	17,921	1,685,291
		12,927,825
TOTAL COMMON STOCKS (Cost $139,405,395)		165,666,616
	Par
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bills - 0.4%
4.35%, 02/13/2025(a)	$6,000	5,970
4.36%, 02/20/2025(a)	37,000	36,791
4.36%, 02/27/2025(a)	36,000	35,764
4.34%, 03/06/2025(a)	34,000	33,751
4.24%, 03/13/2025(a)	232,000	230,117
4.20%, 03/18/2025(a)	10,000	9,914
4.22%, 03/20/2025(a)	52,000	51,538
4.20%, 03/27/2025(a)	99,000	98,033
4.22%, 04/03/2025(a)	72,000	71,232
TOTAL SHORT-TERM INVESTMENTS (Cost $573,030)		573,110
TOTAL INVESTMENTS - 100.1% (Cost $139,978,425)		$166,239,726
Liabilities in Excess of Other Assets - (0.1)%		(107,522)
TOTAL NET ASSETS - 100.0%		$166,132,204

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Zero coupon bond, the rate shown is the annualized yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

3

Bahl & Gaynor Small Cap Dividend ETF
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 99.8%
Consumer Discretionary - 5.5%
Gildan Activewear, Inc.	46,156	$2,171,639
Meritage Homes Corporation	5,742	883,234
Texas Roadhouse, Inc.	11,798	2,128,714
		5,183,587
Consumer Staples - 7.7%
Interparfums, Inc.	19,020	2,501,321
Lancaster Colony Corporation	14,366	2,487,329
Utz Brands, Inc.	151,078	2,365,881
		7,354,531
Energy - 1.1%
DT Midstream, Inc.	5,116	508,684
Targa Resources Corporation	86	15,351
World Kinect Corporation	19,007	522,882
		1,046,917
Financials - 15.9%
American Financial Group, Inc.	7,330	1,003,697
Evercore, Inc. - Class A	16,435	4,555,618
First Financial Bancorp	660	17,741
Hartford Financial Services Group, Inc.	343	37,524
Home BancShares, Inc.	38,565	1,091,390
Kinsale Capital Group, Inc.	6,399	2,976,367
Victory Capital Holdings, Inc. - Class A	84,329	5,520,175
		15,202,512
Health Care - 18.5%
Chemed Corporation	8,833	4,679,723
Ensign Group, Inc.	43,092	5,725,203
LeMaitre Vascular, Inc.	28,913	2,664,044
Perrigo Company PLC	62,681	1,611,529
US Physical Therapy, Inc.	33,155	2,941,180
		17,621,679
Industrials - 32.9%(a)
AAON, Inc.	38,093	4,482,785
Booz Allen Hamilton Holding Corporation	319	41,055
Broadridge Financial Solutions, Inc.	157	35,496
BWX Technologies, Inc.	27,651	3,080,045
CSG Systems International, Inc.	596	30,462
Curtiss-Wright Corporation	15,683	5,565,427
Enpro, Inc.	18,392	3,171,700
Federal Signal Corporation	44,971	4,154,871
Hubbell, Inc.	248	103,885
Insperity, Inc.	14,926	1,156,914
MSA Safety, Inc.	19,278	3,195,714
Snap-on, Inc.	127	43,114
Tetra Tech, Inc.	111,991	4,461,721
UFP Industries, Inc.	17,392	1,959,209
Watsco, Inc.	73	34,594
		31,516,992

	Shares	Value
Information Technology - 5.7%
Avnet, Inc.	17,666	$924,285
Littelfuse, Inc.	6,700	1,578,854
NetApp, Inc.	223	25,886
Power Integrations, Inc.	22,561	1,392,014
Universal Display Corporation	10,118	1,479,252
		5,400,291
Materials - 7.4%
AptarGroup, Inc.	12,797	2,010,409
Avery Dennison Corporation	105	19,649
Avient Corporation	29,494	1,205,125
Balchem Corporation	10,043	1,636,959
Innospec, Inc.	19,662	2,163,999
		7,036,141
Real Estate - 2.4%
Agree Realty Corporation	501	35,295
Terreno Realty Corporation	38,947	2,303,326
		2,338,621
Utilities - 2.7%
Alliant Energy Corporation	389	23,005
Chesapeake Utilities Corporation	21,132	2,564,368
NiSource, Inc.	793	29,151
		2,616,524
TOTAL COMMON STOCKS (Cost $63,238,853)		95,317,795
	Par
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bills - 0.2%
4.20%, 03/18/2025(b)	$3,000	2,974
4.22%, 03/20/2025(b)	152,000	150,648
4.27%, 03/27/2025(b)	24,000	23,766
4.27%, 04/03/2025(b)	23,000	22,755
TOTAL SHORT-TERM INVESTMENTS (Cost $200,115)		200,143
TOTAL INVESTMENTS - 100.0% (Cost $63,438,968)		$95,517,938
Liabilities in Excess of Other Assets - (0.0)%(c)		(38,717)
TOTAL NET ASSETS - 100.0%		$95,479,221

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
The accompanying notes are an integral part of these financial statements.

4

Bahl & Gaynor Small Cap Dividend ETF
Schedule of Investments
December 31, 2024(Continued)
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Zero coupon bond, the rate shown is the annualized yield as of December 31, 2024.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

5

Bahl & Gaynor Small/Mid Cap Income Growth ETF
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 99.8%
Consumer Discretionary - 7.1%
Gildan Activewear, Inc.	407,405	$19,168,405
Meritage Homes Corporation	38,436	5,912,226
Penske Automotive Group, Inc.	48,979	7,466,359
Texas Roadhouse, Inc.	93,344	16,842,058
Tractor Supply Company	65,975	3,500,633
		52,889,681
Consumer Staples - 5.9%
Conagra Brands, Inc.	269,261	7,471,993
Inter Parfums, Inc.	172,843	22,730,583
Lancaster Colony Corporation	78,903	13,661,265
		43,863,841
Energy - 7.7%
DT Midstream, Inc.	129,118	12,838,203
Plains GP Holdings LP - Class A	457,490	8,408,666
Targa Resources Corporation	200,655	35,816,917
		57,063,786
Financials - 19.8%
American Financial Group, Inc.	134,282	18,387,234
Cboe Global Markets, Inc.	56,807	11,100,088
Evercore, Inc. - Class A	98,360	27,264,408
First Financial Bancorp	252,030	6,774,566
Hartford Financial Services Group, Inc.	257,494	28,169,844
Home BancShares, Inc.	472,266	13,365,128
Victory Capital Holdings, Inc. - Class A	639,519	41,862,914
		146,924,182
Health Care - 7.7%
Perrigo Company PLC	900,230	23,144,913
Quest Diagnostics, Inc.	153,843	23,208,755
US Physical Therapy, Inc.	122,012	10,823,685
		57,177,353
Industrials - 20.8%
Booz Allen Hamilton Holding Corporation	212,705	27,375,134
Broadridge Financial Solutions, Inc.	144,972	32,776,719
Hubbell, Inc.	74,481	31,199,346
Insperity, Inc.	63,541	4,925,063
Snap-on, Inc.	92,196	31,298,698
Watsco, Inc.	56,972	26,998,461
		154,573,421
Information Technology - 6.5%
Amdocs, Ltd.	238,024	20,265,363
Avnet, Inc.	278,652	14,579,073
NetApp, Inc.	115,237	13,376,711
		48,221,147

	Shares	Value
Materials - 10.1%
Avery Dennison Corporation	112,775	$21,103,586
Avient Corporation	234,131	9,566,593
Packaging Corporation of America	136,033	30,625,109
RPM International, Inc.	113,897	14,016,165
		75,311,453
Real Estate - 5.4%
Agree Realty Corporation	277,268	19,533,531
Equity LifeStyle Properties, Inc.	118,212	7,872,919
Terreno Realty Corporation	218,410	12,916,767
		40,323,217
Utilities - 8.8%
Alliant Energy Corporation	243,354	14,391,956
Atmos Energy Corporation	106,353	14,811,782
CMS Energy Corporation	137,006	9,131,450
NiSource, Inc.	727,072	26,727,167
		65,062,355
TOTALCOMMON STOCKS (Cost $694,564,847)		741,410,436
	Par
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bills - 0.4%
4.38%, 02/27/2025(a)	$333,000	330,820
4.34%, 03/06/2025(a)	678,000	673,041
4.26%, 03/13/2025(a)	676,000	670,513
4.23%, 03/20/2025(a)	789,000	781,986
4.21%, 03/27/2025(a)	182,000	180,223
4.22%, 04/03/2025(a)	271,000	268,109
TOTAL SHORT-TERM INVESTMENTS (Cost $2,904,098)		2,904,692
TOTAL INVESTMENTS - 100.2% (Cost $697,468,945)		$744,315,128
Liabilities in Excess of Other Assets - (0.2)%		(1,261,406)
TOTAL NET ASSETS - 100.0%		$743,053,722

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Zero coupon bond, the rate shown is the annualized yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

6

Bahl & Gaynor ETFs
Statements of Assets and Liabilities
December 31, 2024

	Bahl & Gaynor Dividend ETF	Bahl & Gaynor Income Growth ETF	Bahl & Gaynor Small Cap Dividend ETF	Bahl & Gaynor Small/Mid Cap Income Growth ETF
ASSETS:
Investments, at value	$658,730,095	$166,239,726	$95,517,938	$744,315,128
Cash	13,328	597	4,304	580
Receivable for investments sold	42,625,265	—	—	—
Receivable for fund shares sold	39,576,842	—	—	871,449
Dividends receivable	485,596	295,237	53,583	904,393
Total assets	741,431,126	166,535,560	95,575,825	746,091,550
LIABILITIES:
Payable for investments purchased	43,230,276	—	6,930	864,073
Payable for capital shares redeemed	39,030,560	—	—	—
Distributions payable	641,519	339,394	51,998	1,795,829
Payable to adviser	164,115	63,962	37,676	377,926
Total liabilities	83,066,470	403,356	96,604	3,037,828
NET ASSETS	$658,364,656	$166,132,204	$95,479,221	$743,053,722
Net assets consists of:
Paid-in capital	$429,305,423	$144,090,780	$63,555,001	$721,009,715
Total distributable earnings	229,059,233	22,041,424	31,924,220	22,044,007
Total net assets	$658,364,656	$166,132,204	$95,479,221	$743,053,722
Net assets	$658,364,656	$166,132,204	$95,479,221	$743,053,722
Shares issued and outstanding(a)	26,990,000	5,660,000	4,100,000	25,580,000
Net asset value per share	$24.39	$29.35	$23.29	$29.05
Cost:
Investments, at cost	$427,250,740	$139,978,425	$63,438,968	$697,468,945

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

7

Bahl & Gaynor ETFs
Statements of Operations

	For the Period Ended December 31, 2024				For the Year Ended October 31, 2024
	Bahl & Gaynor Dividend ETF(a)	Bahl & Gaynor Income Growth ETF	Bahl & Gaynor Small Cap Dividend ETF(a)	Bahl & Gaynor Small/Mid Cap Income Growth ETF(b)	Bahl & Gaynor Small/Mid Cap Income Growth ETF
INVESTMENT INCOME:
Dividend income	$853,822	$3,627,928	$89,474	$3,433,333	$11,436,217
Less: Dividend withholding taxes	—	(2,475)	—	(7,926)	—
Interest income	1,694	18,558	172	14,485	62,266
Total investment income	855,516	3,644,011	89,646	3,439,892	11,498,483
EXPENSES:
Investment advisory fee	164,115	642,502	37,676	717,878	2,745,885
Total expenses	164,115	642,502	37,676	717,878	2,745,885
Net investment income	691,401	3,001,509	51,970	2,722,014	8,752,598
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain from:
Investments	(2,470,004)	(3,937,109)	(154,720)	(4,486,670)	(12,380,954)
In-kind redemptions	53,417,373	26,716,838	2,684,139	26,819,622	39,965,783
Reimbursement of trading losses by Adviser	—	—	—	—	18,156
Net realized gain	50,947,369	22,779,729	2,529,419	22,332,952	27,602,985
Net change in unrealized appreciation/(depreciation) on:
Investments	(67,033,662)	(4,933,823)	(9,622,833)	(36,034,463)	96,334,594
Net change in unrealized appreciation/(depreciation)	(67,033,662)	(4,933,823)	(9,622,833)	(36,034,463)	96,334,594
Net realized and unrealized gain/(loss)	(16,086,293)	17,845,906	(7,093,414)	(13,701,511)	123,937,579
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,394,892)	$20,847,415	$(7,041,444)	$(10,979,497)	$132,690,177

(a)	The Fund commenced operations on December 11, 2024. The information presented is from December 11, 2024 to December 31, 2024.
(b)	The Fund changed its fiscal year end from October 31st to December 31st. The current period represents activity from November 1, 2024 through December 31, 2024.
The accompanying notes are an integral part of these financial statements.

8

Bahl & Gaynor ETFs
Statements of Changes in Net Assets

	Bahl & Gaynor Dividend ETF	Bahl & Gaynor Income Growth ETF		Bahl & Gaynor Small Cap Dividend ETF
	Period Ended December 31, 2024(a)	Year Ended December 31, 2024	Period Ended December 31, 2023(b)	Period Ended December 31, 2024(a)
OPERATIONS:
Net investment income	$691,401	$3,001,509	$877,107	$51,970
Net realized gain	50,947,369	22,779,729	6,963,563	2,529,419
Net change in unrealized appreciation/(depreciation)	(67,033,662)	(4,933,823)	(4,008,956)	(9,622,833)
Net increase/(decrease) in net assets from operations	(15,394,892)	20,847,415	3,831,714	(7,041,444)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(641,519)	(3,014,394)	(878,758)	(51,998)
Total distributions to shareholders	(641,519)	(3,014,394)	(878,758)	(51,998)
CAPITAL TRANSACTIONS:
Subscriptions	78,885,313	100,680,946	22,346,144	5,153,560
Subscriptions in connection with in-kind contribution (Note 8)	673,542,154	—	105,078,348	102,092,443
Redemptions	(78,026,400)	(66,514,490)	(16,244,721)	(4,673,340)
Net increase in net assets from capital transactions	674,401,067	34,166,456	111,179,771	102,572,663
Net increase in net assets	658,364,656	51,999,477	114,132,727	95,479,221
NET ASSETS:
Beginning of the period	—	114,132,727	—	—
End of the period	$658,364,656	$166,132,204	$114,132,727	$95,479,221
SHARES TRANSACTIONS
Subscriptions	3,250,000	3,540,000	910,000	220,000
Subscriptions in connection with in-kind contribution (Note 8)	26,940,000	—	4,200,000	4,080,000
Redemptions	(3,200,000)	(2,330,000)	(660,000)	(200,000)
Total increase in shares outstanding	26,990,000	1,210,000	4,450,000	4,100,000

(a)	Inception date of the Fund was December 11, 2024.
(b)	Inception date of the Fund was September 14, 2023.
The accompanying notes are an integral part of these financial statements.

9

Bahl & Gaynor ETFs
Statements of Changes in Net Assets(Continued)

	Bahl & Gaynor Small/Mid Cap Income Growth ETF
	Period Ended December 31, 2024(a)	Year Ended October 31, 2024	Year Ended October 31, 2023
OPERATIONS:
Net investment income	$2,722,014	$8,752,598	$4,899,007
Net realized gain	22,332,952	27,602,985	(5,103,330)
Net change in unrealized appreciation/(depreciation)	(36,034,463)	96,334,594	(13,688,462)
Net increase/(decrease) in net assets from operations	(10,979,497)	132,690,177	(13,892,785)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(2,730,829)	(8,737,333)	(4,918,536)
Total distributions to shareholders	(2,730,829)	(8,737,333)	(4,918,536)
CAPITAL TRANSACTIONS:
Subscriptions	201,128,388	389,212,291	223,346,772
Redemptions	(107,034,765)	(158,281,159)	(38,239,230)
Net increase in net assets from capital transactions	94,093,623	230,931,132	185,107,542
Net increase in net assets	80,383,297	354,883,976	166,296,221
NET ASSETS:
Beginning of the period	662,670,425	307,786,449	141,490,228
End of the period	$743,053,722	$662,670,425	$307,786,449
SHARES TRANSACTIONS
Subscriptions	6,520,000	14,400,000	9,500,000
Redemptions	(3,500,000)	(5,860,000)	(1,630,000)
Total increase in shares outstanding	3,020,000	8,540,000	7,870,000

(a)	The Fund changed its fiscal year end from October 31st to December 31st. The current period represents activity from November 1, 2024 through December 31, 2024.
The accompanying notes are an integral part of these financial statements.

10

Bahl & Gaynor Dividend ETF
Financial Highlights

Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.03
Net realized and unrealized loss on investments(f)	(0.62)
Total from investment operations	(0.59)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)
Total distributions	(0.02)
Net asset value, end of period	$24.39
Total return(c)	−2.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$658,365
Ratio of expenses to average net assets(d)	0.45%
Ratio of net investment income to average net assets(d)	1.90%
Portfolio turnover rate(c)(e)	2%

(a)	Inception date of the Fund was December 11, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

11

Bahl & Gaynor Income Growth ETF
Financial Highlights

	Year Ended December 31, 2024	Period Ended December 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.65	$25.02
INVESTMENT OPERATIONS:
Net investment income(b)	0.60	0.20
Net realized and unrealized gain on investments(f)	3.69	0.63
Total from investment operations	4.29	0.83
LESS DISTRIBUTIONS FROM:
Net investment income	(0.59)	(0.20)
Total distributions	(0.59)	(0.20)
Net asset value, end of period	$29.35	$25.65
Total return(c)	16.87%	3.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$166,132	$114,133
Ratio of expenses to average net assets(d)	0.45%	0.45%
Ratio of net investment income to average net assets(d)	2.10%	2.82%
Portfolio turnover rate(c)(e)	15%	4%

(a)	Inception date of the Fund was September 14, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

12

Bahl & Gaynor Small Cap Dividend ETF
Financial Highlights

Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.02
INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized loss on investments(f)	(1.73)
Total from investment operations	(1.72)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$23.29
Total return(c)	−6.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$95,479
Ratio of expenses to average net assets(d)	0.70%
Ratio of net investment income to average net assets(d)	0.97%
Portfolio turnover rate(c)(e)	1%

(a)	Inception date of the Fund was December 11, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

13

Bahl & Gaynor Small/Mid Cap Income Growth ETF
Financial Highlights

	Period Ended December 31, 2024(a)	Year Ended October 31,			Period Ended October 31, 2021(b)
		2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$29.37	$21.95	$23.01	$24.96	$25.10
INVESTMENT OPERATIONS:
Net investment income(c)	0.12	0.51	0.49	0.48	0.08
Net realized and unrealized gain (loss) on investments(h)	(0.33)	7.41	(1.08)	(2.01)	(0.15)
Total from investment operations	(0.21)	7.92	(0.59)	(1.53)	(0.07)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	(0.50)	(0.47)	(0.42)	(0.07)
Total distributions	(0.11)	(0.50)	(0.47)	(0.42)	(0.07)
Net asset value, end of period	$29.05	$29.37	$21.95	$23.01	$24.96
Total return(d)	−0.74%	36.37%(f)	−2.60%	−6.16%	−0.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$743,054	$662,670	$307,786	$141,490	$6,740
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets(e)	2.28%	1.91%	2.10%	2.08%	1.70%
Portfolio turnover rate(d)(g)	4%	16%	19%	31%	5%

(a)	The Fund changed its fiscal year end from October 31st to December 31st. The current period represents activity from November 1, 2024 through December 31, 2024.
(b)	Inception date of the Fund was August 25, 2021.
(c)	Net investment income per share has been calculated based on average shares outstanding during the year.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
The Fund had trade errors during the year resulting in a loss to the Fund of $18,156, which was subsequently reimbursed to the Fund by the Adviser. The total return for the year would have been 36.36% before the reimbursement.

(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

14

Bahl & Gaynor ETFs
Notes to Financial Statements
December 31, 2024
NOTE 1 – ORGANIZATION
Bahl & Gaynor Small Cap Dividend ETF is a non-diversified series and Bahl & Gaynor Dividend ETF, Bahl & Gaynor Income Growth ETF, and Bahl & Gaynor Small/Mid Cap Income Growth ETF, (individually each a “Fund” or collectively the “Funds”) are a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Bahl & Gaynor Dividend ETF is to seek long-term growth of dividend income, downside protection relative to the broader equity market, and total return. The investment objective of the Bahl & Gaynor Income Growth ETF is to seek current and growing dividend income, downside protection relative to the broader equity market, and long-term capital appreciation. The investment objective of the Bahl & Gaynor Small Cap Dividend ETF is to seek long-term growth of dividend income, downside protection, and total return. The investment objective of the Bahl & Gaynor Small/Mid Cap Income Growth ETF is to seek current and growing dividend income, downside protection, and long-term capital appreciation. Bahl & Gaynor Income Growth ETF commenced operations on September 14, 2023. Bahl & Gaynor Small/Mid Cap Income Growth ETF commenced operations on August 25, 2021. Both Bahl & Gaynor Dividend ETF and Bahl & Gaynor Small Cap Dividend ETF commenced operations on December 11, 2024. During the period, the fiscal year end for the Bahl & Gaynor Small/Mid Cap Income Growth ETF changed from October 31st to December 31st.
The end of the reporting period for the Funds is December 31, 2024, and the period covered by these Notes to Financial Statements is the fiscal year ended December 31, 2024 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security

15

Bahl & Gaynor ETFs
Notes to Financial Statements
December 31, 2024(Continued)
is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Bahl & Gaynor Dividend ETF

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$656,036,826	$—	$—	$656,036,826
U.S. Treasury Bills	—	2,693,269	—	2,693,269
Total Investments	$656,036,826	$2,693,269	$—	$658,730,095

Refer to the Schedule of Investments for further disaggregation of investment categories.
Bahl & Gaynor Income Growth ETF

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$165,666,616	$—	$—	$165,666,616
U.S. Treasury Bills	—	573,110	—	573,110
Total Investments	$165,666,616	$573,110	$—	$166,239,726

Refer to the Schedule of Investments for further disaggregation of investment categories.

16

Bahl & Gaynor ETFs
Notes to Financial Statements
December 31, 2024(Continued)
Bahl & Gaynor Small Cap Dividend ETF

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$95,317,795	$—	$—	$95,317,795
U.S. Treasury Bills	—	200,143	—	200,143
Total Investments	$95,317,795	$200,143	$—	$95,517,938

Refer to the Schedule of Investments for further disaggregation of investment categories.
Bahl & Gaynor Small/Mid Cap Income Growth ETF

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$741,410,436	$—	$—	$741,410,436
U.S. Treasury Bills	—	2,904,692	—	2,904,692
Total Investments	$741,410,436	$2,904,692	$—	$744,315,128

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and applicable state and local tax returns.

The Funds recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by tax authorities. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
During the period, the fiscal year end for the Bahl & Gaynor Small/Mid Cap Income Growth ETF changed from October 31st to December 31st.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends and foreign capital gains taxes, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

Distributions received from the Funds’ investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

17

Bahl & Gaynor ETFs
Notes to Financial Statements
December 31, 2024(Continued)
D.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid monthly by the Funds. Distributions to shareholders of net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Funds are calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These classifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal period ended December 31, 2024, the following table shows the reclassifications made:

Fund	Distributable Earnings (Accumulated Losses)	Paid-In Capital
Bahl & Gaynor Dividend ETF	$(53,417,373)	$53,417,373
Bahl & Gaynor Income Growth ETF	$(25,820,136)	$25,820,136
Bahl & Gaynor Small Cap Dividend ETF	$(2,684,141)	$2,684,141
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$(24,428,905)	$24,428,905

I.
New Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

18

Bahl & Gaynor ETFs
Notes to Financial Statements
December 31, 2024(Continued)
J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ Financial Statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Bahl & Gaynor, Inc. (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds, Bahl & Gaynor Dividend ETF pays the Adviser 0.45%, Bahl & Gaynor Income Growth ETF pays the Adviser 0.45%, Bahl & Gaynor Small Cap Dividend ETF pays the Adviser 0.70%, and Bahl & Gaynor Small/Mid Cap Income Growth ETF pays the Adviser 0.60% at an annual rate based on each Fund’s average daily net assets.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Bahl & Gaynor Dividend ETF	$11,896,976	$15,544,193
Bahl & Gaynor Income Growth ETF	$21,764,799	$27,848,021
Bahl & Gaynor Small Cap Dividend ETF	$498,044	$825,402
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$29,881,621	$33,091,112

During the current fiscal period, there were no purchases or sales of long-term U.S. Government securities. The Funds held U.S. Treasury Bills during the current fiscal period which are considered short-term securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Bahl & Gaynor Dividend ETF	$76,307,064	$74,076,000
Bahl & Gaynor Income Growth ETF	$98,576,564	$58,309,021
Bahl & Gaynor Small Cap Dividend ETF	$5,066,007	$4,418,590
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$197,719,668	$99,860,890

19

Bahl & Gaynor ETFs
Notes to Financial Statements
December 31, 2024(Continued)
NOTE 5 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of December 31, 2024 were as follows:

	Bahl & Gaynor Dividend ETF	Bahl & Gaynor Income Growth ETF	Bahl & Gaynor Small Cap Dividend ETF	Bahl & Gaynor Small/Mid Cap Income Growth ETF
Tax cost of investments	$429,723,339	$142,964,267	$63,594,946	$708,473,262
Gross tax unrealized appreciation	235,951,532	29,788,333	34,650,717	68,878,868
Gross tax unrealized depreciation	(6,944,776)	(6,512,874)	(2,727,725)	(33,037,002)
Net tax unrealized appreciation (depreciation)	229,006,756	23,275,459	31,922,992	35,841,866
Undistributed ordinary income	49,882	3,627	—	—
Undistributed long-term gain	2,595	—	1,228	—
Other accumulated gain (loss)	—	(1,237,662)	—	(13,797,859)
Distributable earnings (accumulated losses)	$229,059,233	$22,041,424	$31,924,220	$22,044,007

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended December 31, 2024, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.
As of December 31, 2024, the Funds had the following capital loss carryforwards available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
Bahl & Gaynor Dividend ETF	$—	$—
Bahl & Gaynor Income Growth ETF	$506,803	$715,914
Bahl & Gaynor Small Cap Dividend ETF	$—	$—
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$7,832,672	$5,965,187

The tax character of distributions paid by the Funds during the fiscal period ended December 31, 2024, was as follows:

	Ordinary Income	Long-Term Capital Gain
Bahl & Gaynor Dividend ETF	$641,519	$ —
Bahl & Gaynor Income Growth ETF	$3,014,394	$—
Bahl & Gaynor Small Cap Dividend ETF	$51,970	$28
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$2,730,829	$—

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2023, was as follows:

Ordinary Income
Bahl & Gaynor Dividend ETF	N/A
Bahl & Gaynor Income Growth ETF	$878,758
Bahl & Gaynor Small Cap Dividend ETF	N/A

20

Bahl & Gaynor ETFs
Notes to Financial Statements
December 31, 2024(Continued)
The tax character of distributions paid by the Bahl & Gaynor Small/Mid Cap Income Growth ETF during the fiscal years ended October 31, 2024 and October 31, 2023 was $8,737,333 and $4,918,536 of ordinary income, respectively.
NOTE 6 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the New York Stock Exchange (“NYSE”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.
NOTE 7 – RISKS
Dividend-Paying Securities Risk. There is no guarantee that issuers of the securities held by the Funds will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.
Sector Risk. To the extent the Funds invest more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
NOTE 8 - IN-KIND CONTRIBUTIONS
As part of the commencement of operations on December 11, 2024, the Bahl & Gaynor Dividend ETF received in-kind contributions from accounts managed by the Adviser which consisted of $673,542,154 of securities which were recorded at their current value. The purpose of the transaction was to combine accounts with similar investment strategies into a single ETF with a comparable investment objective and investment strategy. As the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for book and tax purposes. The cost of the contributed securities as of December 11, 2024, was $375,029,137, resulting in net unrealized appreciation on investments of $298,513,017 as of that date. As a result of the in-kind contribution, the Bahl & Gaynor Dividend ETF issued 26,940,000 shares at a $25.00 per share net asset value. Because the combined investment portfolios have been managed as a single integrated portfolio since the transaction was completed, it is not practicable to separate the amounts of revenue and earnings of the contributing investment accounts that have been included in the Fund’s Statement of Operations. All fees and expenses incurred in conjunction with the transaction were paid by the Adviser.
As part of the commencement of operations on December 11, 2024, the Bahl & Gaynor Small Cap Dividend ETF received in-kind contributions from accounts managed by the Adviser which consisted of $102,092,443 of securities which were recorded at their current value. The purpose of the transaction was to combine accounts with similar investment strategies into a single ETF with a comparable investment objective and investment strategy. As the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’

21

Bahl & Gaynor ETFs
Notes to Financial Statements
December 31, 2024(Continued)
original cost basis for book and tax purposes. The cost of the contributed securities as of December 11, 2024, was $60,390,640, resulting in net unrealized appreciation on investments of $41,701,803 as of that date. As a result of the in-kind contribution, the Bahl & Gaynor Small Cap Dividend ETF issued 4,080,000 shares at a $25.02 per share net asset value. Because the combined investment portfolios have been managed as a single integrated portfolio since the transaction was completed, it is not practicable to separate the amounts of revenue and earnings of the contributing investment accounts that have been included in the Fund’s Statement of Operations. All fees and expenses incurred in conjunction with the transaction were paid by the Adviser.
NOTE 9 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a Fund creates presumption of control of the Fund, under section 2(a)(9) of the 1940 Act. At the end of the current fiscal period, there is one shareholder who owned, of record or beneficially, more than 25% of Bahl & Gaynor Small Cap Dividend ETF’s shares.

22

Bahl & Gaynor ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Bahl & Gaynor ETFs and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Bahl & Gaynor ETFs comprising the funds listed below (the “Funds”), each a series of ETF Series Solutions, as of December 31, 2024, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Bahl & Gaynor Dividend ETF Bahl & Gaynor Small Cap Dividend ETF	For the period from December 11, 2024 (commencement of operations) to December 31, 2024
Bahl & Gaynor Income Growth ETF	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period from September 14, 2023 (commencement of operations) to December 31, 2023
Bahl & Gaynor Small/Mid Cap Income Growth ETF	For the period from November 1, 2024 to December 31, 2024 and the year ended October 31, 2024	For the period from November 1, 2024 to December 31, 2024, and the years ended October 31, 2024 and 2023	For the period from November 1, 2024 to December 31, 2024, the years ended October 31, 2024, 2023, 2022, and for the period August 25, 2021 (commencement of operations) to October 31, 2021

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’auditor since 2021.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 28, 2025

23

Bahl & Gaynor ETFs
Federal Tax Information (Unaudited)
For the fiscal period ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percent of dividends declared from ordinary income designated as qualified dividend income was as follows:

Bahl & Gaynor Dividend ETF	100.00%
Bahl & Gaynor Income Growth ETF	100.00%
Bahl & Gaynor Small Cap Dividend ETF	100.00%
Bahl & Gaynor Small/Mid Cap Income Growth ETF	100.00%

For the corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deducted for the fiscal period ended December 31, 2024 was as follows:

Bahl & Gaynor Dividend ETF	100.00%
Bahl & Gaynor Income Growth ETF	100.00%
Bahl & Gaynor Small Cap Dividend ETF	100.00%
Bahl & Gaynor Small/Mid Cap Income Growth ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was as follows:

Bahl & Gaynor Dividend ETF	0.00%
Bahl & Gaynor Income Growth ETF	0.00%
Bahl & Gaynor Small Cap Dividend ETF	0.00%
Bahl & Gaynor Small/Mid Cap Income Growth ETF	0.00%

24

Bahl & Gaynor ETFs
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

25

Bahl & Gaynor ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 9-10, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the investment advisory agreement (the “Advisory Agreement”) between Bahl & Gaynor, Inc. (the “Adviser”) and the Trust, on behalf of the Bahl & Gaynor Dividend ETF (“BGDV”) and the Bahl & Gaynor Small Cap Dividend ETF (“SCDV”) (each, a “Fund” and, together, the “Funds”) for an initial two-year term.
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services to be provided to each Fund by the Adviser; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser or its affiliates from services rendered to each Fund; (iii) comparative fee and expense data for each Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s proposed management fee and expenses to those of relevant peer groups (the “Barrington Report”); (iv) the extent to which any economies of scale might be realized as each Fund grows and whether the advisory fee for such Fund reflects these economies of scale for the benefit of the Fund; (v) any other financial benefits to the Adviser and its affiliates that may result from services to be rendered to the Funds; and (vi) other factors the Board deemed to be relevant. The Board also met via videoconference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to other series of the Trust. The Board considered that information alongside the Materials in its evaluation of the proposed advisory fee and its consideration of whether the Advisory Agreement should be approved. Additionally, Adviser representatives provided an oral overview of each Fund’s strategy, the services to be provided to the Funds by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials, the Adviser’s oral presentation, and any other relevant information received by the Board at or prior to the Meeting, after which the Board deliberated on the approval of the Advisory Agreement in light of this information.
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Funds. The Board also noted that the Adviser will monitor the Funds’ adherence to their investment restrictions, the Funds’ compliance with their policies and procedures and applicable securities regulations, as well as the extent to which each Fund achieves its investment objective as an actively managed fund. In addition, the Board considered its previous experience with the Adviser providing investment management services to other series of the Trust.
In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information, as well as details about the Funds.
Historical Performance. The Board noted that the Funds had not yet commenced operations and concluded that the performance of the Funds, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that the Funds are actively managed. Consequently, with respect to each Fund’s future performance, the Board will focus on the Adviser’s services, including its day-to-day management of the Funds.
Cost of Services to be Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board compared each Fund’s net expense ratio to those of a peer group of ETFs selected by Barrington Partners (each, a “Peer Group”) and a peer group of competitor ETFs selected by the Adviser (each, a “Selected Peer Group”). The Board noted that each Fund’s Peer Group was comprised of actively managed ETFs that invest in U.S. equities of large cap and small- and mid-cap companies, respectively, and emphasized dividend yield in their strategies. The Board

26

Bahl & Gaynor ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS(Continued)
further noted, however, that the strategies of the funds in the Peer Groups were typically more balanced in their allocation of fund assets across growth- and value-oriented investment strategies, and less focused on dividend growth, cash flow returns, value metrics, and downside protection than the Funds. In addition, the Board considered that all of the funds included in the Selected Peer Groups were actively managed ETFs that employ U.S. equity investment strategies with similar market cap focus and dividend discipline to those of the Funds. The Board then observed that each Fund’s proposed net expense ratio was lower than the median net expense ratio of its Peer Group and within the range of net expense ratios for its Selected Peer Group.
The Board took into consideration that the Adviser would charge a “unified fee,” meaning each Fund would pay no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses (“AFFE”), extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of the Adviser’s own fee and resources.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Funds at various Fund asset levels as well as the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Funds had not yet commenced operations and, consequently, the future size of the Funds and the Adviser’s future profitability were generally unpredictable.
The Board also considered the Funds’ expenses and the structure of each Fund’s advisory fee with respect to potential economies of scale. The Board noted that each Fund’s fee structure did not contain any breakpoint reductions as the Fund’s assets grow but considered that each Fund’s fee structure is a unified fee. The Board concluded that the unified fee structure reflects a sharing of economies of scale between the Adviser and each Fund based on the Fund’s expected asset level growth during its initial two-year period. The Board also noted its intention to monitor fees as the Funds grow in size and assess whether advisory fee breakpoints may be warranted.
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, therefore unanimously determined that the approval of the Advisory Agreement was in the best interests of each Fund and its shareholders.

27

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/10/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/10/25

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	3/10/25

* Print the name and title of each signing officer under his or her signature.